PREPAID EXPENSES (Tables)	12 Months Ended
Jun. 27, 2020
PREPAID EXPENSES
Schedule of prepaid expenses
	2020	2019

Prepaid Expenses	$3,962,686	$9,471,692
Prepaid Rent	-	2,077,771
Prepaid Insurance	700,078	2,348,441

Total Prepaid Expenses	$4,662,764	$13,897,904